CCMA SELECT INVESTMENT TRUST
CCMA SELECT INTERNATIONAL CORE EQUITY FUND


SUPPLEMENT DATED APRIL 10, 2003 TO PROSPECTUS
DATED NOVEMBER 1, 2002
(Replacing Supplement dated January  30,
2003)


On April 1, 2003, City National Corporation
("City National") completed its acquisition of Convergent Capital Management, LLC
("Convergent") the majority owner of CCM
Advisors, LLC ("CCM Advisors").  As a result,
City National has become an indirect majority owner of CCM Advisors. Under the Investment
Company Act of 1940, this transaction
resulted in a change of control of CCM
Advisors that terminated the Master Fund's investment advisory agreement with CCM
Advisors.

On March 25, 2003, the Funds' shareholders of record on December 30, 2002, approved a new investment advisory agreement between CCM Advisors and the Master
Fund. The new agreement is substantially identical in all respects to the investment advisory agreement in place prior to April 1, 2003, except for its effective and termination dates. There were no shareholders of record of the Class A shares of any of the Funds as of December 30, 2002.



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CCMA SELECT INVESTMENT TRUST
CCMA SELECT MONEY MARKET FUND
SUPPLEMENT DATED APRIL 10, 2003 TO
PROSPECTUS DATED NOVEMBER 1, 2002
(Replacing Supplement dated January  30, 2003)


On April 1, 2003, City National Corporation
("City National") completed its acquisition of Convergent Capital Management, LLC
("Convergent") the majority owner of CCM
Advisors, LLC ("CCM Advisors").  As a result,
City National has become an indirect majority owner of CCM Advisors. Under the Investment
Company Act of 1940, this transaction resulted in a change of control of CCM Advisors that terminated the Master Fund's investment advisory agreement with CCM Advisors.

On March 25, 2003, the Funds' shareholders of record on December 30, 2002, approved a new investment advisory agreement between CCM Advisors and the Master
Fund. The new agreement is substantially identical in all respects to the investment advisory agreement in place prior to April 1, 2003, except for its effective and termination dates. There were no shareholders of record of the Class A shares of any of the Funds as of December 30, 2002.